Long-Term Debt - Revolving Credit Facility (Details) - Revolving Credit Facility - USD ($)		12 Months Ended
	Nov. 16, 2012	Dec. 31, 2016	Dec. 31, 2015	Mar. 06, 2015
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 200,000,000.0			$ 289,400,000.0
Debt instrument, term	5 years
Step down margin percentage		0.25%
Commitment fee, step-down percent		0.125%
Commitment fee		0.50%
Outstanding borrowings		$ 0	$ 20,000,000
Federal Funds Effective Swap Rate
Debt Instrument [Line Items]
Variable Interest rate percentage		0.50%
LIBOR
Debt Instrument [Line Items]
Variable Interest rate percentage		1.00%
Series A- Revolving Commitments
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 247,500,000
Series A- Revolving Commitments | LIBOR
Debt Instrument [Line Items]
Variable Interest rate percentage		3.00%
Series A- Revolving Commitments | Base Rate
Debt Instrument [Line Items]
Variable Interest rate percentage		2.00%
Series B- Revolving Commitments
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 21,200,000
Series B- Revolving Commitments | LIBOR
Debt Instrument [Line Items]
Variable Interest rate percentage		4.00%
Series B- Revolving Commitments | Base Rate
Debt Instrument [Line Items]
Variable Interest rate percentage		3.00%
Series C- Revolving Commitments
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 20,800,000